Employee Benefit Plan, Description of Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan and Accounting Change [Abstract]
Document Period End Date	Dec. 31, 2025
EBP, Participant Contribution, Receivable	$ 7,500
EBP003Member
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Participant Contribution, Receivable	6	$ 3
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	23,500
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	50,000
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500